Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31,
	2018	2019
Other taxes payable	$506,465	$1,168,109
Accrued employee payroll and welfare	1,734,528	1,470,982
Other payables	366,575	465,817
Accrued expenses	4,672,641	2,906,519
Advances from customers	19,421	122,929
Advances from third party for sale of non-core assets (Refer to Note 5)	5,099,365	—
Provision for equity of losses in affiliates	327,646	430,034
	$12,726,641	$6,564,390